Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	156,419,718	152,272,287	100,016,559
Common stock, shares outstanding	156,419,718	152,272,287	100,016,559
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0